INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Summary of Long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Long Term Investments
Cost	$ 3,167	$ 8,667
Gross unrealized gains	35	20
Gross unrealized losses (including impairment)	(1,516)	(6,375)
Carrying amount	1,686	2,312
Alesta Tx | Available-for-sale debt securities | Convertible loan
Schedule Of Long Term Investments
Cost	261	261
Gross unrealized gains	35	20
Carrying amount	296	281
Alesta Tx | Equity securities without readily determinable fair value | Equity Securities
Schedule Of Long Term Investments
Cost	2,250	2,250
Gross unrealized losses (including impairment)	(865)	(865)
Carrying amount	1,385	1,385
BioInvent International AB | Securities measured at fair value | Warrants
Schedule Of Long Term Investments
Cost	656	656
Gross unrealized losses (including impairment)	(651)	(492)
Carrying amount	$ 5	164
Cleave Therapeutics, Inc | Securities measured at fair value | Convertible loan
Schedule Of Long Term Investments
Cost		5,500
Gross unrealized losses (including impairment)		(5,018)
Carrying amount		$ 482